UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz 4400 Biscayne Blvd., 9th Floor Miami, FL 33137

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

FAIRHOLME FUND

No-lode,non-diversified funds

SEMI-ANNUAL REPORT

For the Six Months Ended May 31, 2012

THE FAIRHOLME FUND (FAIRX)

Seeking long-term growth of capital

THE FAIRHOLME FOCUSED INCOME FUND (FOCIX)

Seeking current income and capital preservation

THE FAIRHOLME ALLOCATION FUND (FAAFX)

Seeking long-term total return

MANAGED BY FAIRHOLME CAPITAL MANAGEMENT

1.866.202.2263 • fairholmefunds.com

FAIRHOLME FUNDS, INC.

TABLE OF CONTENTS

May 31, 2012

FAIRHOLME FUNDS, INC.

CUMULATIVE PERFORMANCE (Unaudited)

May 31, 2002 — May 31, 2012

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest semi-annual period ended May 31, 2012.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on The Fairholme Fund distributions or upon redemption of The Fairholme Fund shares. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and The Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

CUMULATIVE PERFORMANCE (Unaudited)

Inception through May 31, 2012

THE INCOME FUND VS.

THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Focused Income Fund (“The Income Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $25,000 investment from inception to the latest semi-annual period ended May 31, 2012.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on The Income Fund distributions or upon redemption of The Income Fund shares. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Barclays Capital U.S. Aggregate Bond Index and The Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Income Fund distributions. The Barclay’s Capital U.S. Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

CUMULATIVE PERFORMANCE (Unaudited)

Inception through May 31, 2012

THE ALLOCATION FUND vs. THE BARCLAYS CAPITAL U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Allocation Fund (“The Allocation Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $25,000 investment from inception to the latest semi-annual period ended May 31, 2012.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Allocation Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on The Allocation Fund distributions or upon redemption of The Allocation Fund shares. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and The Allocation Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Allocation Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2012

The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively, the “Funds”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2012, the end of the Funds’ second fiscal quarter of 2012, and NAVs at other pertinent dates, were as follows:

	05/31/2012 Shares Outstanding	05/31/2012 NAV (unaudited)	11/30/2011 NAV (audited)	05/31/2011 NAV (unaudited)
The Fairholme Fund	263,788,120	$26.70	$25.10	$32.82
The Income Fund	28,033,491	$9.98	$9.71	$11.18
The Allocation Fund	27,969,187	$8.74	$8.29	$9.17

At June 30, 2012, the unaudited NAVs of the The Fairholme Fund, The Income Fund, and The Allocation Fund were $28.87, $10.07, and $9.57 per share, respectively.

Performance figures below are shown for the Funds as of the Funds’ semi-annual period ended May 31, 2012 and do not match calendar year figures for the period ended June 30, 2012 cited in the Portfolio Manager’s report.

The Fairholme Fund Performance to 05/31/2012	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999
Cumulative:
The Fairholme Fund	10.49%	-15.50%	-3.91%	107.50%	245.21%
S&P 500	6.23%	-0.41%	-4.52%	49.97%	12.76%

Annualized:
The Fairholme Fund		-15.50%	-0.80%	7.57%	10.49%
S&P 500		-0.41%	-0.92%	4.14%	0.97%

For the six months ended May 31, 2012, The Fairholme Fund outperformed the S&P 500 Index (“S&P 500”) by 4.26 percentage points while over the last year the S&P 500 outperformed The Fairholme Fund by 15.09 percentage points. From inception, The Fairholme Fund outperformed the S&P 500 by 9.52 percentage points per annum or on a cumulative basis 232.45 percentage points over twelve years and five months.

The Income Fund Performance to 05/31/2012	Six Months	One Year	Since Inception 12/31/2009
Cumulative:
The Income Fund	7.71%	-3.08%	13.66%
Barclays Bond Index	3.46%	7.12%	17.57%

Annualized:
The Income Fund		-3.08%	5.44%
Barclays Bond Index		7.12%	6.93%

For the six months ended May 31, 2012, The Income Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 4.25 percentage points while over the last year the Barclays Bond Index outperformed The Income Fund by 10.20 percentage points. From inception, the Barclays Bond Index outperformed The Income Fund by 1.49 percentage points per annum or on a cumulative basis 3.91 percentage points over two years and five months.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2012

The Allocation Fund Performance to 05/31/2012	Six Months	One Year	Since Inception 12/31/2010
Cumulative:
The Allocation Fund	5.43%	-4.69%	-12.60%
S&P 500	6.23%	-0.41%	7.38%
Barclays Bond Index	3.46%	7.12%	10.36%

Annualized:
The Allocation Fund		-4.69%	-9.07%
S&P 500		-0.41%	5.15%
Barclays Bond Index		7.12%	7.21%

For the six months ended May 31, 2012, The Allocation Fund outperformed the Barclays Bond Index by 1.97 percentage points and was outperformed by the S&P 500 by 0.80 percentage points while over the last year the Barclays Bond Index and S&P 500 outperformed The Allocation Fund by 11.81 and 4.28 percentage points, respectively. From inception, the Barclays Bond Index and S&P 500 outperformed The Allocation Fund by 16.28 and 14.22 percentage points per annum, respectively, or on a cumulative basis 22.96 and 19.98 percentage points over one year and five months.

In the opinion of Fairholme Capital Management, L.L.C. (the “Manager”), performance over short intervals is likely to be less meaningful than performance over longer periods. Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Funds’ performance to that of unmanaged and diversified indices.

Continuing economic recovery in financial services and insurance-related sectors contributed to each Fund’s overall performance. The fact that securities decline in value does not always indicate that the Manager believes these securities to be less attractive — in fact, the Manager believes that some price declines present buying opportunities. However, shareholders are cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Funds subsequent to the end of the fiscal period and that the Funds may have made significant new purchases that are not yet required to be disclosed. It is the Funds’ general policy not to disclose portfolio holdings other than when required by relevant law or regulation.

The Funds have different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within each Fund. The Manager invests the Funds’ assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus, and may invest a significant portion of the Funds’ assets in liquid, low-risk securities or cash. The Manager views such liquidity as a strategic asset and may invest a significant portion of cash and liquid assets in other more risky securities at any time, particularly in situations where markets are weak or a particular security declines sharply. At May 31, 2012, the Funds’ liquidity (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills and money-market funds) represented 7.2%, 11.0%, and 6.4% of The Fairholme Fund, The Income Fund, and The Allocation Fund total net assets, respectively. Since inception, the Funds have held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by the Funds’ liquidity.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2012

The following charts show the top ten holdings by issuer and top ten holdings categories of the Funds at May 31, 2012, listed by their percentage of the Funds’ net assets. Portfolio holdings are subject to change without notice.

The Fairholme Fund Top Ten Holdings by Issuer* (% of Net Assets)
American International Group, Inc.	36.8%
Sears Holdings Corp.	10.0%
AIA Group Ltd.	8.8%
Bank of America Corp.	8.5%
CIT Group Inc.	6.6%
General Growth Properties, Inc.	6.3%
The St. Joe Co.	5.1%
Leucadia National Corp.	3.5%
MBIA, Inc.	3.0%
Howard Hughes Corp.	0.7%

89.3%

The Income Fund Top Holdings by Issuer* (% of Net Assets)
MBIA, Inc.	37.4%
Emigrant Bancorp, Inc.	19.3%
Sears Holdings Corp.	18.6%
International Lease Finance Corp.	2.9%
Regions Financial Corp.	2.1%
General Growth Properties, Inc.	1.7%
Wells Fargo & Co.	0.6%
American International Group, Inc.	0.5%
Howard Hughes Corp.	0.2%

83.3%

The Allocation Fund Top Ten Holdings by Issuer* (% of Net Assets)
MBIA, Inc.	29.3%
American International Group, Inc.	20.4%
Sears Holdings Corp.	9.5%
Bank of America Corp.	7.6%
Jefferies Group, Inc.	5.3%
Leucadia National Corp.	5.1%
Wells Fargo & Co.	4.8%
Emigrant Bancorp, Inc.	4.3%
JPMorgan Chase & Co.	1.9%
The Hartford Financial Services Group, Inc.	0.5%

88.7%

The Fairholme Fund Top Ten Categories (% of Net Assets)
Multi-Line Insurance	36.8%
Retail Department Stores	10.0%
Life Insurance	8.8%
Diversified Banks	8.5%
Cash and Cash Equivalents**	7.2%
Commercial Finance	6.6%
Real Estate Investment Trust	6.3%
Real Estate Management & Development	5.8%
Diversified Holding Companies	3.5%
Surety Insurance	3.0%

96.5%

The Income Fund Top Categories (% of Net Assets)
Surety Insurance	37.4%
Regional Banks	21.4%
Retail Department Stores	18.6%
Cash and Cash Equivalents**	11.0%
Commercial Services & Supplies	2.9%
Real Estate Investment Trust	1.7%
Diversified Banks	0.6%
Multi-Line Insurance	0.5%
Real Estate Management & Development	0.2%

94.3%

The Allocation Fund Top Categories (% of Net Assets)
Surety Insurance	29.3%
Multi-Line Insurance	20.9%
Diversified Banks	14.3%
Retail Department Stores	9.5%
Cash and Cash Equivalents**	6.4%
Capital Markets	5.3%
Diversified Holding Companies	5.1%
Regional Banks	4.3%
Specialty Retail — Home Improvement	0.1%

95.2%

*	Excludes cash, commercial paper, U.S. Treasury Bills (where applicable), and money market funds.
**	Includes cash, commercial paper, U.S. Treasury Bills (where applicable), and money market funds.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2012

The Funds’ Officers, the Board of Directors (the “Board” or the “Directors”) and the Manager are aware that large cash inflows or outflows may adversely affect the Funds’ performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

The Funds may invest in non-U.S. securities and securities of corporations domiciled outside of the United States. Holding such securities may expose a Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Funds’ Statement of Additional Information.

Not all dispositions or additions to the portfolios are material, and, while the Funds and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular corporation and its industry. However, certain strategies of the Manager in carrying out the Funds’ policies may result in shorter holding periods. Investors are further cautioned not to rely on short-term results.

The Funds are considered to be “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Funds can invest a greater percentage of their assets in fewer securities than a diversified fund. The Funds may also have a greater percentage of their assets invested in particular industries than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single company or security.

The Independent Directors continue to believe that it is in the best interests of the Funds’ shareholders to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Funds; the present constitution of the Directors and policies; and current rules and regulations. At May 31, 2012, a majority of the Directors are independent of the Manager, no stock option or restricted stock plans exist, Officers receive no direct compensation from the Funds, and Directors affiliated with the Manager receive no compensation for being Directors.

The Officers and the Directors of The Fairholme Fund, The Income Fund, and The Allocation Fund, hold an aggregate 10,938,971, 3,007,401, and 8,412,137 shares, respectively, at May 31, 2012. While there is no requirement that Officers and Directors own shares of the Funds, such holdings are believed to help align shareholder interests. Since inception, the Funds have been advised by the Manager. Certain Directors and Officers of the Funds are also Members and Officers of the Manager. For more complete information about the Funds, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2011

through May 31, 2012 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on The Fairholme Fund and The Allocation Fund shares redeemed within 60 days of purchase), and wire transfer fees. You also incur indirect costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in The Fairholme Fund, The Income Fund, and The Allocation Fund at December 1, 2011 and held for the entire six month period ending May 31, 2012.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the tables below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Annualized Expense Ratio*	Expenses Paid During the Period December 1, 2011 Through May 31, 2012**
The Fairholme Fund
Actual	$1,000.00	$1,104.90	1.01%	$5.31
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	1.01%	$5.10

The Income Fund
Actual	$1,000.00	$1,077.10	0.83%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	0.83%	$4.19

The Allocation Fund
Actual	$1,000.00	$1,054.30	0.84%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	0.84%	$4.24

*	In the case of The Income Fund and The Allocation Fund, the annualized expense ratio is calculated taking into account the management fee waiver. In both cases, the management fee waiver expired on March 29, 2012.
**	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period).

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2012 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 70.1%
	COMMERCIAL FINANCE — 6.6%
13,597,029	CIT Group Inc. (a)(b)	$464,882,422

	DIVERSIFIED BANKS — 8.5%
81,607,015	Bank of America Corp.	599,811,560

	DIVERSIFIED HOLDING COMPANIES — 3.5%
12,186,350	Leucadia National Corp.	247,626,632

	MULTI-LINE INSURANCE — 33.7%
81,327,425	American International Group, Inc. (a)	2,373,134,261

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.1%
23,136,502	The St. Joe Co. (a)(b)(c)(d)(e)	358,405,239

	RETAIL DEPARTMENT STORES — 10.0%
14,212,673	Sears Holdings Corp. (a)(b)	702,106,046

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.1%
605,293	Orchard Supply Hardware Stores Corp., Class A (a)(b)	10,199,192

	SURETY INSURANCE — 2.6%
20,501,100	MBIA, Inc. (a)(b)	183,894,867

TOTAL DOMESTIC EQUITY SECURITIES (COST $6,102,291,790)		4,940,060,219

	FOREIGN EQUITY SECURITIES — 8.8%
	CHINA — 8.8%
	LIFE INSURANCE — 8.8%
190,751,000	AIA Group Ltd.	621,783,059

TOTAL FOREIGN EQUITY SECURITIES (COST $488,411,178)		621,783,059

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 0.0%
	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
601,693	Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A (a)(b)	$932,625

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $1,146,825)		932,625

	WARRANTS — 10.1%
	MULTI-LINE INSURANCE — 3.1%
21,588,480	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(f)	220,202,496

	REAL ESTATE INVESTMENT TRUSTS — 6.3%
40,634,357	General Growth Properties, Inc., Vested, Strike Price $9.519, Expire 11/09/2017 (a)(c)(d)(e)(f)	440,025,388

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
1,896,270	Howard Hughes Corp.,
	Vested, Strike Price $50.00, Expire 11/09/2017 (a)(c)(d)(e)(f)	47,663,315

TOTAL WARRANTS (COST $351,676,339)		707,891,199

Principal
	DOMESTIC CORPORATE BONDS — 0.6%
	REGIONAL BANKS — 0.2%
$12,308,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (c)	11,351,668

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012 (unaudited)

Principal		Value
	SURETY INSURANCE — 0.4%
	MBIA, Inc.
$17,932,000	7.000%, 12/15/2025 (b)	$12,014,440
13,859,000	7.150%, 07/15/2027 (b)	9,216,235
11,580,000	5.700%, 12/01/2034 (b)(c)	6,716,400

		27,947,075

TOTAL DOMESTIC CORPORATE BONDS (COST $44,770,478)		39,298,743

	COMMERCIAL PAPER — 0.7% AUTO MANUFACTURERS — 0.7%
50,000,000	Ford Motor Co. 0.550%, 06/01/2012 (g)	50,000,000

TOTAL COMMERCIAL PAPER (COST $50,000,000)		50,000,000

	U.S. GOVERNMENT OBLIGATIONS — 1.8%
25,000,000	U.S. Treasury Bills 0.075%, 06/21/2012 (g)	24,998,958
25,000,000	U.S. Treasury Bills 0.088%, 08/09/2012 (g)	24,997,475
25,000,000	U.S. Treasury Bills 0.095%, 08/16/2012 (g)	24,997,225

Principal		Value
$25,000,000	U.S. Treasury Bills 0.081%, 08/23/2012 (g)	$24,996,250
25,000,000	U.S. Treasury Bills 0.075%, 08/30/2012 (g)	24,995,775

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $124,980,395)		124,985,683

Shares

	MONEY MARKET FUNDS — 4.7%
332,264,012	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.240% (h)	332,264,012

TOTAL MONEY MARKET FUNDS (COST $332,264,012)		332,264,012

TOTAL INVESTMENTS — 96.8% (COST $7,495,541,017)		$6,817,215,540
	OTHER ASSETS IN EXCESS OF LIABILITIES — 3.2%	225,852,325

NET ASSETS — 100.0%		$7,043,067,865

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 7.
(c)

Security fair valued under procedures approved by the Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, c) using simulation models, and d) the Manager’s estimates of the discount necessary to reflect the current and existing restrictions on the Manager transacting in the securities. The value of these securities totals $864,162,010, which represents 12.27% of The Fairholme Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

(d)	Security is deemed an illiquid security under procedures approved by the Directors.
(e)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $846,093,942, which represents 12.01% of The Fairholme Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	05/31/2012 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$15.4909
40,634,357	General Growth Properties, Inc., Warrants, Vested, Strike Price $9.519, Expire 11/09/2017	05/10/2010	—	10.8289
1,896,270	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	—	25.1353

(f)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the General Growth Properties, Inc. warrants, which on May 31, 2012 had a conversion ratio of 1:1.1031.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of May 31, 2012.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2012 (unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $5,132,945,968)	$5,068,848,074
Affiliated Issuers (Cost — $2,362,595,049)	1,748,367,466

Total Investments, at Fair Value (Cost — $7,495,541,017)	6,817,215,540
Cash	3,155,510
Receivable for Investments Sold	234,984,359
Receivable for Capital Shares Sold	4,017,851
Dividends and Interest Receivable	2,504,087

Total Assets	7,061,877,347

Liabilities
Payable for Capital Shares Redeemed	12,448,080
Accrued Management Fees	6,361,402

Total Liabilities	18,809,482

NET ASSETS	$7,043,067,865

Net Assets Consist of:
Paid-In-Capital	$8,088,415,819
Distributions in Excess of Net Investment Income	(40,292,139)
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(326,730,338)
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(678,325,477)

NET ASSETS	$7,043,067,865

Shares of Common Stock Outstanding* ($0.0001 par value)	263,788,120

Net Asset Value, Offering and Redemption Price Per Share ($7,043,067,865 / 263,788,120 shares)	$26.70

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2012
Investment Income
Interest — Unaffiliated Issuers	$1,042,877
Interest — Affiliated Issuers	1,582,580
Dividends — Unaffiliated Issuers	13,243,057

Total Investment Income	15,868,514

Expenses
Management Fees	38,858,723
Other Expenses	292,458

Total Expenses	39,151,181

Net Investment Loss	(23,282,667)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain (Loss) on Investments
Unaffiliated Issuers	54,229,160
Affiliated Issuers	(17,075,601)
Net Realized Loss on Foreign Currency Related Transactions	(662)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	755,722,665

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	792,875,562

NET INCREASE IN NET ASSETS FROM OPERATIONS	$769,592,895

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2012 (unaudited)	For the Fiscal Year Ended November 30, 2011
CHANGE IN NET ASSETS
From Operations
Net Investment Loss	$(23,282,667)	$(33,469,437)
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	37,152,897	(366,929,655)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	755,722,665	(2,604,264,053)

Net Increase (Decrease) in Net Assets from Operations	769,592,895	(3,004,663,145)

From Dividends and Distributions to Shareholders
Net Investment Income	—	(195,136,284)
Net Realized Capital Gains from Investment Transactions	—	(838,210,865)
Return of Capital	(276,800,371)	—

Net Decrease in Net Assets from Dividends and Distributions	(276,800,371)	(1,033,347,149)

From Capital Share Transactions
Proceeds from Sale of Shares	447,467,827	4,326,090,664
Shares Issued in Reinvestment of Dividends and Distributions	250,020,401	939,524,411
Redemption Fees	364,520	2,714,993
Cost of Shares Redeemed	(2,162,871,773)	(10,062,106,880)

Net Decrease in Net Assets from Shareholder Activity	(1,465,019,025)	(4,793,776,812)

NET ASSETS
Net Decrease in Net Assets	(972,226,501)	(8,831,787,106)
Net Assets at Beginning of Period	8,015,294,366	16,847,081,472

Net Assets at End of Period	$7,043,067,865	$8,015,294,366

Distributions in Excess of Net Investment Income at End of Period	$(40,292,139)	$(17,009,472)

SHARES TRANSACTIONS
Issued	16,312,335	127,523,200
Reinvested	10,652,155	27,554,666
Redeemed	(82,474,610)	(328,478,267)

Net Decrease in Shares	(55,510,120)	(173,400,401)

Shares Outstanding at Beginning of Period	319,298,240	492,698,641

Shares Outstanding at End of Period	263,788,120	319,298,240

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUNDS

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2012		For the Fiscal Year Ended November 30,
	(unaudited)		2011		2010	2009	2008		2007
NET ASSET VALUE, BEGINNING OF PERIOD	$25.10		$34.19		$28.90	$20.95	$32.30		$29.40

Investment Operations
Net Investment Income (Loss)(1)	(0.08)		(0.07)		0.33	0.28	0.13		0.26
Net Realized and Unrealized Gain (Loss) on Investments	2.59		(6.95)		5.22	8.20	(10.79	)(2)	3.05	(2)

Total from Investment Operations	2.51		(7.02)		5.55	8.48	(10.66)		3.31

Dividends and Distributions
From Net Investment Income	—		(0.39)		(0.27)	(0.11)	(0.22)		(0.24)
From Realized Capital Gains	—		(1.69)		—	(0.43)	(0.48)		(0.17)
From Return of Capital	(0.91)		—		—	—	—		—

Total Dividends and Distributions	(0.91)		(2.08)		(0.27)	(0.54)	(0.70)		(0.41)

Redemption Fees(1)	0.00	(3)	0.01		0.01	0.01	0.01	(2)	0.00	(2)(3)

NET ASSET VALUE, END OF PERIOD	$26.70		$25.10		$34.19	$28.90	$20.95		$32.30

TOTAL RETURN	10.49	%(4)	(22.10)%		19.37%	41.48%	(33.69)%		11.42%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$7,043,068		$8,015,294		$16,847,081	$10,558,010	$6,696,139		$6,463,009
Ratio of Expenses to Average Net Assets	1.01	%(5)(6)	1.01	%(7)	1.00%	1.00%	1.01	%(8)	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.60	)%(6)	(0.22)%		1.02%	1.14%	0.44%		0.85%
Portfolio Turnover Rate	0.00	%(4)	43.95%		88.74%	71.09%	81.35%		14.10%

(1)	Based on average shares outstanding.
(2)

Redemption fees per share, which were initially reported as a component of net realized and unrealized gain (loss) on investments per share, were reclassified to conform to the current presentation and are separately reported.

(3)	Redemption fees represent less than $0.01. (4) Not Annualized.
(5)	0.01% is attributable to registration fees for securities borne by The Fairholme Fund outside of the 1.00% management fee.
(6)	Annualized.
(7)	0.01% is attributable to legal expenses borne by The Fairholme Fund outside of the 1.00% management fee.
(8)	0.01% is attributable to shareholder meeting expenses borne by The Fairholme Fund outside of the 1.00% management fee.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2012 (unaudited)

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 1.0%
	DIVERSIFIED BANKS — 0.6%
57,200	Wells Fargo & Co., Preferred, 8.000%, Series J	$1,662,804

	MULTI-LINE INSURANCE — 0.4%
23,500	American International Group, Inc., Preferred, 6.450%, Series A-4 (a)	563,060
21,800	American International Group, Inc., Preferred, 7.700% (a)	555,682

		1,118,742

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $2,411,235)		2,781,546

	WARRANTS — 2.0%
	MULTI-LINE INSURANCE — 0.1%
23,212	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (b)(c)	236,762

	REAL ESTATE INVESTMENT TRUSTS — 1.7%
437,072	General Growth Properties, Inc., Vested, Strike Price $9.519, Expire 11/09/2017 (b)(c)(d)(e)(f)	4,733,009

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
20,397	Howard Hughes Corp., Vested, Strike Price $50.00, Expire 11/09/2017 (b)(c)(d)(e)(f)	512,685

TOTAL WARRANTS (COST $378,123)		5,482,456

Principal		Value
	DOMESTIC CORPORATE BONDS — 80.3%
	COMMERCIAL SERVICES & SUPPLIES — 2.9%
$8,000,000	International Lease Finance Corp. 5.750%, 05/15/2016 (d)	$8,028,000

	REGIONAL BANKS — 21.4%
58,500,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (d)	53,954,550
6,000,000	Regions Financial Corp. 4.875%, 04/26/2013 (d)	6,064,200

		60,018,750

	RETAIL DEPARTMENT STORES — 18.6%
60,000,000	Sears Holdings Corp. 6.625%, 10/15/2018 (d)	52,086,000
	SURETY INSURANCE — 37.4%
60,600,000	MBIA Insurance Corp., Subordinate Debenture 14.000%, 01/15/2033 (a)	30,906,000
	MBIA, Inc.
8,486,000	6.400%, 08/15/2022 (d)	5,706,835
7,105,000	7.000%, 12/15/2025	4,760,350
49,716,000	7.150%, 07/15/2027	33,061,140
47,500,000	6.625%, 10/01/2028 (d)	30,176,750

		104,611,075

TOTAL DOMESTIC CORPORATE BONDS (COST $247,894,425)		224,743,825

	COMMERCIAL PAPER — 3.6%
	AUTO MANUFACTURERS — 3.6%
10,000,000	Ford Motor Co. 0.550%, 06/01/2012 (g)	10,000,000

TOTAL COMMERCIAL PAPER (COST $10,000,000)		10,000,000

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012 (unaudited)

Shares		Value
	MONEY MARKET FUNDS — 7.4%
20,810,805	Fidelity Institutional Money Market Funds — Money Market Portfolio, 0.240% (h)	$20,810,805

TOTAL MONEY MARKET FUNDS (COST $20,810,805)		20,810,805

	MISCELLANEOUS INVESTMENTS — 3.1%(d)(i) (Cost $8,696,242)	8,680,436

Value
TOTAL INVESTMENTS — 97.4% (COST $290,190,830)	$272,499,068
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%	7,374,116

NET ASSETS — 100.0%	$279,873,184

(a)	Variable rate security. The rate shown is as of May 31, 2012.
(b)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the General Growth Properties, Inc. warrants, which on May 31, 2012 had a conversion ratio of 1:1.1031.

(c)	Non-income producing security.
(d)

Security fair valued under procedures approved by the Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $169,942,465, which represents 60.72% of The Income Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

(e)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $5,245,694, which represents 1.87% of The Income Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	05/31/2012 Carrying Value Per Unit
437,072	General Growth Properties, Inc., Warrants, Vested, Strike Price $9.519, Expire 11/09/2017	05/10/2010	$—	$10.8289
20,397	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	—	25.1353
(f)	Security is deemed an illiquid security under procedures approved by the Directors.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of May 31, 2012.
(i)	Represents previously undisclosed unrestricted securities, which The Income Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2012 (unaudited)

Assets
Investments, at Fair Value (Cost — $290,190,830)	$272,499,068
Cash	560,315
Dividends and Interest Receivable	7,650,357
Receivable for Capital Shares Sold	31,677

Total Assets	280,741,417

Liabilities
Payable for Capital Shares Redeemed	627,083
Accrued Management Fees	241,150

Total Liabilities	868,233

NET ASSETS	$279,873,184

Net Assets Consist of:
Paid-In-Capital	$302,642,300
Accumulated Undistributed Net Investment Income	4,346,536
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(9,423,890)
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(17,691,762)

NET ASSETS	$279,873,184

Shares of Common Stock Outstanding* ($0.0001 par value)	28,033,491

Net Asset Value, Offering and Redemption Price Per Share ($279,873,184 / 28,033,491 shares)	$9.98

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2012
Investment Income
Interest	$15,123,297
Dividends	97,129

Total Investment Income	15,220,426

Expenses
Management Fees	1,501,572

Less: Management Fee Waiver	(249,582)

Net Expenses	1,251,990

Net Investment Income	13,968,436

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments	(9,141,615)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	18,632,736

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	9,491,121

NET INCREASE IN NET ASSETS FROM OPERATIONS	$23,459,557

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2012 (unaudited)	For the Fiscal Year Ended November 30, 2011
CHANGE IN NET ASSETS
From Operations
Net Investment Income	$13,968,436	$25,394,044
Net Realized Loss on Investments and Foreign Currency Related Transactions	(9,141,615)	(202,229)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	18,632,736	(44,625,687)

Net Increase (Decrease) in Net Assets from Operations	23,459,557	(19,433,872)

From Dividends and Distributions to Shareholders
Net Investment Income	(14,119,037)	(24,764,705)
Net Realized Capital Gains from Investment Transactions	—	(1,303,780)

Net Decrease in Net Assets from Dividends and Distributions	(14,119,037)	(26,068,485)

From Capital Share Transactions
Proceeds from Sale of Shares	39,515,790	314,120,403
Shares Issued in Reinvestment of Dividends and Distributions	12,399,726	23,479,746
Cost of Shares Redeemed	(80,606,916)	(357,108,236)

Net Decrease in Net Assets from Shareholder Activity	(28,691,400)	(19,508,087)

NET ASSETS
Net Decrease in Net Assets	(19,350,880)	(65,010,444)
Net Assets at Beginning of Period	299,224,064	364,234,508

Net Assets at End of Period	$279,873,184	$299,224,064

Accumulated Undistributed Net Investment Income at End of Period	$4,346,536	$4,497,137

SHARES TRANSACTIONS
Issued	3,886,860	28,561,964
Reinvested	1,230,480	2,237,086
Redeemed	(7,887,511)	(34,047,999)

Net Decrease in Shares	(2,770,171)	(3,248,949)
Shares Outstanding at Beginning of Period	30,803,662	34,052,611

Shares Outstanding at End of Period	28,033,491	30,803,662

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2012 (unaudited)		For the Fiscal Year Ended November 30, 2011	For the Period Ended November 30, 2010(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.71		$10.70	$10.00

Investment Operations
Net Investment Income(2)	0.48		0.64	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.27		(0.95)	0.45

Total from Investment Operations	0.75		(0.31)	0.90

Dividends and Distributions
From Net Investment Income	(0.48)		(0.64)	(0.20)
From Realized Capital Gains	—		(0.04)	—

Total Dividends and Distributions	(0.48)		(0.68)	(0.20)

NET ASSET VALUE, END OF PERIOD	$9.98		$9.71	$10.70

TOTAL RETURN	7.71	%(3)	(3.24)%	9.05	%(3)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$279,873		$299,224	$364,235
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(4)	1.00%	1.00	%(4)
After Expenses Waived	0.83	%(4)	0.67%	0.50	%(4)
Ratio of Net Investment Income to Average Net Assets	9.30	%(4)	5.96%	4.69	%(4)
Portfolio Turnover Rate	7.35	%(3)	91.67%	77.03	%(3)

(1)	The Income Fund commenced operations on December 31, 2009.
(2)	Based on average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2012 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 67.6%
	CAPITAL MARKETS — 5.3%
975,000	Jefferies Group, Inc.	$13,026,000

	DIVERSIFIED HOLDING COMPANIES — 5.1%
612,100	Leucadia National Corp.	12,437,872

	MULTI-LINE INSURANCE — 18.3%
1,532,900	American International Group, Inc. (a)	44,730,022

	RETAIL DEPARTMENT STORES — 9.5%
472,100	Sears Holdings Corp. (a)	23,321,740

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.1%
8,070	Orchard Supply Hardware Stores Corp., Class A (a)	135,987

	SURETY INSURANCE — 29.3%
7,982,400	MBIA, Inc. (a)	71,602,128

TOTAL DOMESTIC EQUITY SECURITIES (COST $174,103,562)		165,253,749

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.0%
	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
8,070	Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A (a)	12,509

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $14,067)		12,509

Shares		Value
	WARRANTS — 16.9%
	DIVERSIFIED BANKS — 14.3%
5,570,428	Bank of America Corp., Vested, Strike Price $13.30, Expire 01/16/2019 (a)(b)	$18,549,525
484,700	JPMorgan Chase & Co., Vested, Strike Price $42.42, Expire 10/28/2018 (a)(b)	4,677,355
1,280,495	Wells Fargo & Co., Vested, Strike Price $34.01, Expire 10/28/2018 (a)(b)	11,844,578

		35,071,458

	MULTI-LINE INSURANCE — 2.6%
507,515	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)	5,176,653
114,900	Hartford Financial Services Group, Inc., Vested, Strike Price $9.649, Expire 06/26/2019 (a)(b)	1,114,530

		6,291,183

TOTAL WARRANTS (COST $40,214,650)		41,362,641

Principal
	DOMESTIC CORPORATE BONDS — 4.3%
	REGIONAL BANKS — 4.3%
$11,400,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (c)	10,514,220

TOTAL DOMESTIC CORPORATE BONDS (COST $10,493,849)		10,514,220

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2012 (unaudited)

Shares		Value
	MONEY MARKET FUNDS — 6.4%
15,557,686	Fidelity Institutional Money Market Funds – Money Market Portfolio, 0.240% (d)	$15,557,686

TOTAL MONEY MARKET FUNDS (COST $15,557,686)		15,557,686

Value
MISCELLANEOUS INVESTMENTS — 4.7%(e) (COST $16,046,952)	$11,625,251

TOTAL INVESTMENTS — 99.9% (COST $256,430,766)	244,326,056
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	209,918

NET ASSETS — 100.0%	$244,535,974

(a)	Non-income producing security.
(b)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(c)

Security fair valued under procedures approved by the Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of this security totals $10,514,220, which represents 4.30% of The Allocation Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs.

(d)	Annualized based on the 1-day yield as of May 31, 2012.
(e)	Represents previously undisclosed unrestricted securities, which The Allocation Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2012 (unaudited)

Assets
Investments, at Fair Value (Cost — $256,430,766)	$244,326,056
Receivable for Capital Shares Sold	362,483
Dividends and Interest Receivable	330,828

Total Assets	245,019,367

Liabilities
Payable to Custodian	183,212
Payable for Capital Shares Redeemed	75,224
Accrued Management Fees	224,957

Total Liabilities	483,393

NET ASSETS	$244,535,974

Net Assets Consist of:
Paid-In-Capital	$271,838,551
Accumulated Net Investment Loss	(843,515)
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(14,354,352)
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(12,104,710)

NET ASSETS	$244,535,974

Shares of Common Stock Outstanding* ($0.0001 par value)	27,969,187

Net Asset Value, Offering and Redemption Price Per Share ($244,535,974 / 27,969,187 shares)	$8.74

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2012
Investment Income
Interest	$575,286
Dividends	262,762

Total Investment Income	838,048

Expenses
Management Fees	1,395,943

Less: Management Fees Waiver	(225,673)

Net Expenses	1,170,270

Net Investment Loss	(332,222)

Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments	1,230,977
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	10,848,439

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	12,079,416

NET INCREASE IN NET ASSETS FROM OPERATIONS	$11,747,194

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2012 (unaudited)	For the Period Ended November 30, 2011(1)
CHANGE IN NET ASSETS
From Operations
Net Investment Loss	$(332,222)	$(511,267)
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	1,230,977	(15,585,355)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	10,848,439	(22,953,149)

Net Increase (Decrease) in Net Assets from Operations	11,747,194	(39,049,771)

From Capital Share Transactions
Proceeds from Sale of Shares	88,642,821	308,704,162
Redemption Fees	13,450	71,160
Cost of Shares Redeemed	(67,989,401)	(57,603,641)

Net Increase in Net Assets from Shareholder Activity	20,666,870	251,171,681

NET ASSETS
Net Increase in Net Assets	32,414,064	212,121,910
Net Assets at Beginning of Period	212,121,910	—

Net Assets at End of Period	$244,535,974	$212,121,910

Accumulated Net Investment Loss at End of Period	$(843,515)	$(511,293)

SHARES TRANSACTIONS
Issued	9,543,059	32,332,438
Redeemed	(7,157,395)	(6,748,915)

Net Increase in Shares	2,385,664	25,583,523
Shares Outstanding at Beginning of Period	25,583,523	—

Shares Outstanding at End of Period	27,969,187	25,583,523

(1)	The Allocation Fund commenced operations on December 31, 2010.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2012 (unaudited)		For the Period Ended November 30, 2011(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.29		$10.00

Investment Operations
Net Investment Loss(2)	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.46		(1.69)

Total from Investment Operations	0.45		(1.71)

Redemption Fees(2)	0.00	(3)	0.00	(3)

NET ASSET VALUE, END OF PERIOD	$8.74		$8.29

TOTAL RETURN	5.43	%(4)	(17.10	)%(4)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$244,536		$212,122
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(5)	1.00	%(5)
After Expenses Waived	0.84	%(5)	0.75	%(5)
Ratio of Net Investment Loss to Average Net Assets	(0.24	)%(5)	(0.30	)%(5)
Portfolio Turnover Rate	10.88	%(4)	41.60	%(4)

(1)	The Allocation Fund commenced operations on December 31, 2010.
(2)	Based on average shares outstanding.
(3)	Redemption fees represent less than $0.01.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 2012 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund, 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (“The Income Fund”), and 200,000,000 shares have been allocated to The Fairholme Allocation Fund (“The Allocation Fund”). The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively the “Funds”) are non-diversified funds. The Funds may have a greater percentage of their assets invested in particular securities than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. Each Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within each Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, The Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, The Fairholme Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fairholme Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although The Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Fairholme Fund.

The Income Fund’s investment objective is to seek current income, other forms of cash distributions, and capital preservation. Under normal circumstances, The Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities and equity securities, including preferred and common stock and interests in REITs. Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Income Fund.

The Allocation Fund’s investment objective is to seek long-term total return from capital appreciation and income. Under normal circumstances, The Allocation Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of The Allocation Fund’s portfolio invested in each asset class will vary from time to time based on the Manager’s assessment

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2012 (unaudited)

of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Allocation Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of The Allocation Fund’s holdings in the targeted asset classes. The Allocation Fund uses the Manager’s focused value-based approach. The Allocation Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Allocation Fund.

There is no guarantee that the Funds will meet their objectives.

Note 2. Significant Accounting Policies

The Funds’ investments are reported at fair value as defined by U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). The Funds generally determine their net asset value as of approximately 4:00 p.m. Eastern Time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3. As of May 31, 2012 equity investments of The St. Joe Co. valued at $358,405,239 (5.09% of net assets) in The Fairholme Fund are fair valued by the Manager due to a trading restriction. The value is calculated by applying a discount to the official closing price on the day of valuation. These investments are reflected as being fair valued under procedures approved by the Board in the Schedules of Investments.

Fixed-income securities (corporate bonds, convertible bonds, and asset backed securities): The fair value of corporate bonds, convertible bonds, and asset backed securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith. As of May 31, 2012, fixed income investments valued at $18,068,068 (0.26% of net assets), $164,696,771 (58.85% of net assets), and $10,514,220 (4.30% of net assets) in The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, are valued by the Manager utilizing the average bid of independent broker/dealer quotes or the average bid of independent broker/dealer quotes and observable market prices on the day of valuation. These investments are reflected as being fair valued pursuant to procedures approved by the Board in the Schedules of Investments. Although most corporate bonds are classified in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2012 (unaudited)

and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and other inputs are classified as Level 3 of the fair value hierarchy.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of May 31, 2012 is as follows:

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2012 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value at 05/31/2012
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management &
Development	$—	$358,405,239	$—	$358,405,239
Other*	4,581,654,980	—	—	4,581,654,980
Foreign Equity Securities*	621,783,059	—	—	621,783,059
Domestic Preferred Equity Securities*	932,625	—	—	932,625
Warrants
Multi-Line Insurance	220,202,496	—	—	220,202,496
Real Estate Investment Trusts	—	—	440,025,388	440,025,388
Real Estate Management &
Development	—	—	47,663,315	47,663,315
Domestic Corporate Bonds	—	39,298,743	—	39,298,743
Commercial Paper	—	50,000,000	—	50,000,000
U.S. Government Obligations	—	124,985,683	—	124,985,683
Money Market Funds	332,264,012	—	—	332,264,012

TOTAL INVESTMENTS	$5,756,837,172	$572,689,665	$487,688,703	$6,817,215,540

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Preferred Equity Securities*	$2,781,546	$—	$—	$2,781,546
Warrants
Multi-Line Insurance	236,762	—	—	236,762
Real Estate Investment Trusts	—	—	4,733,009	4,733,009
Real Estate Management &
Development	—	—	512,685	512,685
Domestic Corporate Bonds	—	224,743,825	—	224,743,825
Commercial Paper	—	10,000,000	—	10,000,000
Money Market Funds	20,810,805	—	—	20,810,805
Miscellaneous Investments	—	8,680,436	—	8,680,436

TOTAL INVESTMENTS	$23,829,113	$243,424,261	$5,245,694	$272,499,068

THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$165,253,749	$—	$—	$165,253,749
Domestic Preferred Equity Securities*	12,509	—	—	12,509
Warrants*	41,362,641	—	—	41,362,641
Domestic Corporate Bonds	—	10,514,220	—	10,514,220
Money Market Funds	15,557,686	—	—	15,557,686
Miscellaneous Investments	10,565,928	1,059,323	—	11,625,251

TOTAL INVESTMENTS	$232,752,513	$11,573,543	$—	$244,326,056

*	Industry classifications for these categories are detailed in the Schedules of Investments.

The Funds had no significant transfers between Level 1 and Level 2 during the period ended May 31, 2012.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2012 (unaudited)

	THE FAIRHOLME FUND
	Assets: Investments (Fair Value)
	Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2011	$339,268,437	$35,943,608	$375,212,045
Change in unrealized appreciation(1)	100,756,951	11,719,707	112,476,658
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	—	—	—

Balance as of 05/31/2012	$440,025,388	$47,663,315	$487,688,703

Net change in unrealized appreciation during the period on Level 3 investments held at 05/31/2012(1)	$100,756,951	$11,719,707	$112,476,658

	THE INCOME FUND
	Assets: Investments (Fair Value)
	Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2011	$3,649,245	$386,623	$4,035,868
Change in unrealized appreciation(1)	1,083,764	126,062	1,209,826
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	—	—	—

Balance as of 05/31/2012	$4,733,009	$512,685	$5,245,694

Net change in unrealized appreciation during the period on Level 3 investments held at 05/31/2012(1)	$1,083,764	$126,062	$1,209,826

(1)	Net change in unrealized appreciation on investments is included in the related amounts in the Statement of Operations.
(2)	The Income Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements classified within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement; the valuation processes used by the reporting entity; and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is evaluating the impact of ASU No. 2011-04 on the financial statements and disclosures.

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2012 (unaudited)

an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Warrants: The Funds’ investments in warrants as of May 31, 2012, are presented within the Schedules of Investments.

The Fairholme Fund’s, The Income Fund’s, and The Allocation Fund’s warrant positions during the six months ended May 31, 2012 had an average monthly market value of approximately $642,099,544, $5,132,173, and $37,936,223, respectively.

As of May 31, 2012, the value of warrants with equity risk exposure is $707,891,199, $5,482,456, and $41,362,641 for The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, and is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the six months ended May 31, 2012, the effect of the net change in unrealized appreciation of warrants with equity risk exposure held of $200,557,757, $1,304,531, and $7,385,210, for The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, is included with the Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations on the Statements of Operations.

Dividends and Distributions: The Fairholme Fund and The Allocation Fund intend to distribute substantially all of their net investment income (if any) as dividends to their respective shareholders on an annual basis in December. The Income Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fairholme Fund, The Income Fund, and The Allocation Fund intend to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fairholme Fund and The Allocation Fund assess a 2% fee on the proceeds of The Fairholme Fund and The Allocation Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to The Fairholme Fund and The Allocation Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by The Fairholme Fund during the six months ended May 31, 2012 and the fiscal year ended November 30, 2011 amounted to $364,520 and $2,714,993, respectively. The redemption fees retained by The Allocation Fund during the six months ended May 31, 2012 and the period ended November 30, 2011 amounted to $13,450 and $71,160, respectively.

Other: The Funds account for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Funds may invest in countries that require governmental approval for the repatriation of

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2012 (unaudited)

investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Funds paid commissions, other brokerage fees, and security registration expenses during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, each Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of each of the Funds. Under the Investment Management Agreements, the Manager is responsible for paying all of the Funds’ expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, except for commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for The Income Fund and The Allocation Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit each Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period March 30, 2011 to March 29, 2012 for The Income Fund and for the period December 29, 2010 to March 29, 2012 for The Allocation Fund. With regard to The Income Fund only and for the period December 31, 2009 to March 30, 2011, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding those expenses noted above) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.50% of the Fund’s daily average net assets. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of The Income Fund and The Allocation Fund over the following three fiscal years of such Fund. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the six months ended May 31, 2012, the Manager may request reimbursement of up to the following:

	The Income Fund	The Allocation Fund
For the period ended November 30, 2010, expiring November 30, 2013:	$1,033,925	$—
For the period ended November 30, 2011, expiring November 30, 2014:	1,399,457	424,124
For the period ended May 31, 2012, expiring November 30, 2015:	249,582	225,673

	$2,682,964	$649,797

The Manager earned $38,858,723 from The Fairholme Fund, $1,501,572 from The Income Fund, and $1,395,943 from The Allocation Fund for its services during the six months ended May 31, 2012. The Manager waived $249,582 and $225,673 of the amount of the management fees earned from The Income Fund and The Allocation Fund, respectively.

Certain Directors and Officers of the Funds are also Members and Officers of the Manager or its affiliates.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2012 (unaudited)

Note 4. Investments

For the six months ended May 31, 2012, aggregated purchases and sales of investment securities other than short-term investments were as follows:

	Purchases	Sales
The Fairholme Fund	$—	$1,889,463,424
The Income Fund	19,904,952	67,598,274
The Allocation Fund	44,005,110	26,930,934

Note 5. Tax Matters

Federal Income Taxes: Each Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at May 31, 2012 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
The Fairholme Fund	$7,500,300,976	$759,306,673	$(1,442,392,109)	$(683,085,436)
The Income Fund	290,190,830	5,897,332	(23,589,094)	(17,691,762)
The Allocation Fund	256,515,536	5,315,457	(17,504,937)	(12,189,480)

The difference between book basis and tax basis net unrealized depreciation, if any, is primarily attributable to the tax deferral of losses on wash sales.

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report dated November 30, 2012.

The Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Funds were as follows:

	The Fairholme Fund		The Income Fund
	For the Six Months Ended May 31, 2012	For the Fiscal Year Ended November 30, 2011	For the Six Months Ended May 31, 2012	For the Fiscal Year Ended November 30, 2011
Dividends and Distributions paid from:
Ordinary Income*	$—	$199,071,043	$14,119,037	$26,068,485
Long-Term Capital Gain	—	834,276,106	—	—
Return of Capital	276,800,371	—	—	—

	$276,800,371	$1,033,347,149	$14,119,037	$26,068,485

*	Inclusive of short-term capital gains

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2012 (unaudited)

There were no dividends or distributions paid by The Allocation Fund during the six months ended May 31, 2012 or during the period ended November 30, 2011.

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which a Fund owns 5% or more of the outstanding voting securities of the company are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in The Fairholme Fund as of May 31, 2012 amounted to $1,748,367,466, representing 24.82% of the Fund’s net assets. There were no affiliates of The Income Fund or The Allocation Fund as of May 31, 2012.

Transactions in The Fairholme Fund during the six months ended May 31, 2012 in which the issuer was an affiliate are as follows:

The Fairholme Fund	November 30, 2011	Gross Additions	Gross Deductions	May 31, 2012
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
CIT Group, Inc.	16,358,129	—	2,761,100	13,597,029	$464,882,422	$(14,248,872)	$—
MBIA, Inc.	20,501,100	—	—	20,501,100	183,894,867	—	—
Orchard Supply Hardware Stores Corp., Class A(a)	—	641,893	36,600	605,293	10,199,192	(2,784,099)	—

Sears Holdings Corp.	14,212,673	—	—	14,212,673	702,106,046	—	—
The St. Joe Co.	23,136,502	—	—	23,136,502	358,405,239	—	—
Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A(a)	—	641,893	40,200	601,693	932,625	(42,630)	—

MBIA, Inc. 7.000%, 12/15/2025	$17,932,000	$—	$—	$17,932,000	12,014,440	—	696,353
MBIA, Inc. 7.150%, 07/15/2027	$13,859,000	$—	$—	$13,859,000	9,216,235	—	530,952
MBIA, Inc. 5.700%, 12/01/2034	$11,580,000	$—	$—	$11,580,000	6,716,400	—	355,275

Total					$1,748,367,466	$(17,075,601)	$1,582,580

(a)	Security received in spin-off from Sears Holdings Corp. Security was not held in the portfolio at November 30, 2011.

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Company or the Funds enter into contracts that contain a variety of representations and customary indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on their experience to date, the Funds expect the risk of loss to be remote.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION

May 31, 2012 (unaudited)

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in each Fund’s portfolio. A description of these policies and procedures, and records of how the Funds voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2011, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Funds’ portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to each Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

OFFICERS

•   Bruce R. Berkowitz

President

•   Wayne Kellner

Treasurer

•   Paul R. Thomson

Chief Compliance Officer and Secretary

BOARD OF DIRECTORS

•   Cesar L. Alvarez, Esq.

•   Terry L. Baxter

•   Bruce R. Berkowitz

•   Howard S. Frank

•   Avivith Oppenheim, Esq.

•   Leigh Walters, Esq.

•   Investment Manager

Fairholme Capital Management, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

•   Dividend Paying Agent Transfer Agent

BNY Mellon Investment Servicing (US)Inc.

760 Moore Road

King of Prussia, PA 19406

•   Custodian

The Bank of New York Mellon

1 Wall Street

New York, NY 10286

•   Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

•   Legal Counsel

Seward & Kissel, LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fairholme Funds, Inc.

By:	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President (principal executive officer)
Date	August 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President (principal executive officer)
Date	August 6, 2012

By:	/s/ Wayne Kellner
Wayne Kellner, Treasurer (principal financial officer)
Date	August 6, 2012